Cover	Feb. 02, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 02, 2023
Entity Registrant Name	PARKER-HANNIFIN CORPORATION
Entity Incorporation, State or Country Code	OH
Entity File Number	1-4982
Entity Tax Identification Number	34-0451060
Entity Address, Address Line One	6035 Parkland Boulevard
Entity Address, City or Town	Cleveland
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44124-4141
City Area Code	216
Local Phone Number	896-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Shares, $.50 par value
Trading Symbol	PH
Security Exchange Name	NYSE
Entity Central Index Key	0000076334
Amendment Flag	false